Note 16 - Financial Instruments - Exposed to Currency Risk (Details)	Dec. 31, 2017 CAD	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 CAD	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 CAD	Dec. 31, 2015 EUR (€)
Statement Line Items [Line Items]
Cash	CAD 954,965	€ 139,056	CAD 931,082	€ 63,033	CAD 4,328,341	€ 98,060
Interest, sales tax and other receivables	118,790		42,930		60,681
Accounts payable and accrued liabilities	(1,303,339)	(637,369)	(569,958)	(421,451)	(881,747)	(362,978)
Net exposure	CAD (229,584)	€ (498,313)	CAD 404,054	€ (358,418)	CAD 3,507,275	€ (264,918)